Quarterly Holdings Report
for
Fidelity® Real Estate Investment Portfolio
October 31, 2025
REA-NPRT1-1225
1.809107.122
Common Stocks - 99.3%
	Shares	Value ($)
UNITED STATES - 99.3%
Real Estate - 99.3%
Health Care REITs - 12.7%
Ventas Inc	1,671,854	123,366,106
Welltower Inc	1,400,640	253,571,866
		376,937,972
Industrial REITs - 16.8%
Americold Realty Trust Inc	2,997,400	38,636,486
Prologis Inc	2,509,115	311,356,080
STAG Industrial Inc Class A	2,644,100	101,189,707
Terreno Realty Corp	792,300	45,264,099
		496,446,372
Real Estate Management & Development - 7.3%
CBRE Group Inc Class A (a)	701,700	106,960,131
Compass Inc Class A (a)	3,021,000	23,291,910
CoStar Group Inc (a)	386,500	26,595,065
Jones Lang LaSalle Inc (a)	115,600	35,268,404
Zillow Group Inc Class C (a)	323,400	24,248,532
		216,364,042
Residential REITs - 11.7%
American Homes 4 Rent Class A	1,777,000	56,153,200
Camden Property Trust	377,500	37,553,700
Equity Residential	1,559,600	92,702,624
Invitation Homes Inc	1,505,700	42,385,455
Sun Communities Inc	143,863	18,213,056
UDR Inc	2,934,741	98,871,424
		345,879,459
Retail REITs - 16.2%
Acadia Realty Trust	762,900	14,548,503
Curbline Properties Corp	393,650	9,077,569
FrontView REIT Inc	592,185	7,876,061
InvenTrust Properties Corp	394,300	10,803,820
Kimco Realty Corp	6,656,990	137,533,413
Macerich Co/The	1,339,600	22,974,140
NNN REIT Inc	3,190,000	129,067,400
Phillips Edison & Co Inc	793,000	26,835,120
Realty Income Corp	240,200	13,926,796
Regency Centers Corp	483,200	33,316,640
Tanger Inc	684,200	22,277,552
Urban Edge Properties	2,595,700	49,915,311
		478,152,325
Specialized REITs - 34.6%
American Tower Corp	1,355,200	242,553,696
CubeSmart	734,800	27,679,916
Digital Realty Trust Inc	600,500	102,331,205
Equinix Inc	314,600	266,154,746
Extra Space Storage Inc	139,340	18,607,464
Four Corners Property Trust Inc	1,241,600	29,351,424
Iron Mountain Inc	1,098,800	113,121,460
Lamar Advertising Co Class A	153,000	18,144,270
Public Storage Operating Co	449,900	125,324,144
SBA Communications Corp Class A	284,383	54,453,657
Weyerhaeuser Co	1,081,300	24,869,900
		1,022,591,882
TOTAL REAL ESTATE		2,936,372,052

TOTAL COMMON STOCKS (Cost $2,299,172,169)		2,936,372,052

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $19,446,403)	4.18	19,442,515	19,446,403

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,318,618,572)	2,955,818,455
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,617,542
NET ASSETS - 100.0%	2,958,435,997

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,778,890	109,821,090	102,154,495	154,546	918	-	19,446,403	19,442,515	0.0%
Fidelity Securities Lending Cash Central Fund	-	890,856	890,856	4	-	-	-	-	0.0%
Total	11,778,890	110,711,946	103,045,351	154,550	918	-	19,446,403

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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